Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
As at beginning	$ 3,197,953	$ 7,741,882
Additions	1,259,165	393,007
Amortization	(1,412,840)	(4,936,936)
As at end	3,044,278	3,197,953
Capitalized development costs	1,259,165	393,007
Customer relationships
Intangible assets
As at beginning	52,460	1,641,517
Amortization	(52,460)	(1,589,057)
As at end		52,460
Tradename
Intangible assets
As at beginning		336,548
Amortization		(336,548)
Technology
Intangible assets
As at beginning	3,145,493	5,763,817
Additions	1,259,165	393,007
Amortization	(1,360,380)	(3,011,331)
As at end	$ 3,044,278	$ 3,145,493